SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 247,096	$ 306,541
Amount representing interest	(20,826)	(32,666)
Lease liability	226,270	273,875	$ 428,021
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	153,710	165,022
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	93,386	141,519
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities